Changes In Fair Value On Financial Assets Measured At FVTPL - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Changes In Fair Value On Financial Assets Measured At Fair Value Through Profit Or Loss [Line Items]
Disposal of financial asset measured at FVTPL	$ 25,650	$ 32,520
Gain on disposal	$ 15,036	$ 16,752